NEW EQUITY ISSUANCE (Details Narrative) - USD ($)						1 Months Ended	12 Months Ended
	Apr. 16, 2021	Apr. 09, 2021	Apr. 07, 2021	Mar. 31, 2021	Jan. 11, 2021	Apr. 16, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock	3,594,444	8,683,336	7,513,893	35,757,942			55,549,615
Warrant exercise price per share							$ 0.55	$ 1.12	$ 1.14
Placement Agent Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Proceeds from offering					$ 1,334,861
Cash comission percentage					13.00%
Warrant to purchase					15.00%
Expiration date					Aug. 31, 2021
Placement Agent Agreement [Member] | Private Placement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrants to purchase common stock	8,332,439				8,332,439	8,332,439
Payments to placement agents					$ 35,000
Placement Agent Agreement [Member] | Placement Warrants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Warrant exercise price per share					$ 0.18
Warrants term					10 years
Liquidated damages description					We are required to pay the Placement Agent liquidated damages of $10 per day for each $1,000 of shares not timely delivered upon the exercise of the Placement Warrants.
Warrant Agreements [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Percentage equivalent to closing sale price						200.00%
Warrant exercise price per share	$ 0.36					$ 0.36
Beneficial ownership percentage	4.99%					4.99%
Accredited Investors [Member] | Securities Purchase Agreement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock						55,549,615
Sale of stock price per share	$ 0.18					$ 0.18
Percentage equivalent to closing sale price						80.00%
Proceeds from offering						$ 10,000,000
Accredited Investors [Member] | Securities Purchase Agreement [Member] | Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Sale of stock						55,549,615